              STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES 1.5)
                              SEPARATE ACCOUNT VL I
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-93319


       SUPPLEMENT DATED MARCH 15, 2005 TO THE PROSPECTUS DATED MAY 3, 2004

               SUPPLEMENT DATED MARCH 15, 2005 TO YOUR PROSPECTUS

HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT - CLOSURE

Hartford Capital Appreciation HLS Fund Sub-Account is closed to all Policies issued on or after May 2, 2005. For Policies that are issued prior to May 2, 2005, Hartford Capital Appreciation HLS Fund Sub-Account will remain available as an investment option.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4347